Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per share
	2025	2024	2023

Net income attributable to shareholders of Novartis AG (USD millions)

- Continuing operations	13 984	11 941	8 568

- Discontinued operations			6 282

Net income attributable to shareholders of Novartis AG (USD millions)	13 984	11 941	14 850

Number of shares (in millions)
Weighted average number of shares outstanding used in basic earnings per share	1 939	2 018	2 077

Adjustment for assumed exercise of equity-settled compensation plans	16	17	15

Weighted average number of shares in diluted earnings per share	1 955	2 035	2 092

Basic earnings per share (USD)
- Continuing operations	7.21	5.92	4.13

- Discontinued operations			3.02

Total basic earnings per share (USD)	7.21	5.92	7.15

Diluted earnings per share (USD)
- Continuing operations	7.15	5.87	4.10

- Discontinued operations			3.00

Total diluted earnings per share (USD)	7.15	5.87	7.10